Property and Equipment, Net (Details)	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 HKD ($)	Jun. 30, 2022 USD ($)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 110,206	$ 14,114	$ 154,457	$ 176,605
Purchase of property and equipment	$ 59,449	$ 7,614	$ 25,303